Financial Guarantees and Residual Value Guarantees - Schedule of Financial Guarantees and Residual Guarantees (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial guarantees and residual guarantees [line items]
Financial guarantees and residual value guarantees	$ 125.2	$ 0.0	$ 152.1	$ 156.8
Current portion	42.6	0.0
Non-current portion	82.6	$ 0.0
Financial guarantee of residual value [member]
Disclosure of financial guarantees and residual guarantees [line items]
Financial guarantees and residual value guarantees	86.2		125.4	108.9
Accounts payable [member]
Disclosure of financial guarantees and residual guarantees [line items]
Financial guarantees and residual value guarantees	33.7		15.1	30.8
Financial guarantee [member]
Disclosure of financial guarantees and residual guarantees [line items]
Financial guarantees and residual value guarantees	4.4		$ 11.6	$ 17.1
Additional provision [member]
Disclosure of financial guarantees and residual guarantees [line items]
Financial guarantees and residual value guarantees	$ 0.9